Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,	As of December 31,
	2024	2025
Miners	$24,278	$112,543
Less: accumulated depreciation	—	(9,201)
Less: impairment	—	(12,416)
Total property and equipment, net	$24,278	$90,926

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 were nil, nil and $9,201, respectively, for the continuing operations. Impairment loss recorded for the years ended December 31, 2023, 2024 and 2025 were nil, nil and $12,416 for the continuing operations.